EMPLOYEE BENEFIT PLANS - Forecast amounts and average duration of payments of obligations (Details) - Defined benefit plan - Medical assistance and life insurance R$ in Thousands	Dec. 31, 2022 BRL (R$)
2023
EMPLOYEE BENEFIT PLANS
Estimated future benefit payments	R$ 44,330
2024
EMPLOYEE BENEFIT PLANS
Estimated future benefit payments	47,488
2025
EMPLOYEE BENEFIT PLANS
Estimated future benefit payments	50,675
2026
EMPLOYEE BENEFIT PLANS
Estimated future benefit payments	54,003
2027
EMPLOYEE BENEFIT PLANS
Estimated future benefit payments	57,340
2028 to 2032
EMPLOYEE BENEFIT PLANS
Estimated future benefit payments	R$ 336,825